Summary of Significant Accounting Policies (Schedule Of Securities Excluded From Dilutive Per Share Computation) (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Stock options [Member]
Summary of Significant Accounting Policies [Line Items]
Excluded anti-dilutive stock options and warrants			2,410,134	2,294,714
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Excluded anti-dilutive stock options and warrants	16,819,881	13,910,395	13,887,598	14,679,971
Unvested restricted stock [Member]
Summary of Significant Accounting Policies [Line Items]
Excluded anti-dilutive stock options and warrants	0	264,770	75,450	0